Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following table sets forth the amount of accounts receivable due from and payable to related parties for continuing operations in the consolidated statements of financial position (in millions):

	September 30,
	2016	2015

Receivable from related parties	$66	$50
Payable to related parties	11	14